AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2013
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at June 30, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$35,745	$4,352
Unrealized gains in accumulated other comprehensive loss	4,327	1,902

Estimated fair value	40,072	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	33,287	48,047
Unrealized losses in accumulated other comprehensive loss	(4,554)	(9,582)

Estimated fair value	28,733	38,465

Total estimated fair value of available-for-sale securities	$68,805	$44,719